UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [_]; Amendment   Number: ___
This Amendment (Check only one.):        [_]is a restatement.
                                         [_]adds new holdings
                                         entries.
Institutional Investment Manager Filing  this Report:

Name:    Robshaw & Julian Associates, Inc.

Address: 6255 Sheridan Drive, Suite 400,
         Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James P. Julian
Title:   Vice President
Phone:   716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               02/01/2005
---------------          -----------------------               ----------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number            Name

28-_7320                        Robshaw & Julian Associates, Inc.


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  $185,903,927


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103 12554686  343964          x       none        x      0    0
FANNIE MAE                     COMMON           313586109 10549904  148152          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  9803574   94858          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  9539027  249909          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  9137714  175052          x       none        x      0    0
WYETH                          COMMON           983024100  8804077  206717          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   8371218  127474          x       none        x      0    0
BP                             COMMON           556221074  7664416  131240          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  7577244  171625          x       none        x      0    0
AFLAC INC                      COMMON           1055102    7381834  185287          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  7013354  141199          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  6838394  129466          x       none        x      0    0
INTEL CORP                     COMMON           458140100  6398896  273574          x       none        x      0    0
ALTRIA                         COMMON           02209s103  6358066  104060          x       none        x      0    0
DENTSPLY                       COMMON           249030107  6159233  109595          x       none        x      0    0
UPS                            COMMON           911312106  5892809   68954          x       none        x      0    0
PFIZER                         COMMON           717081103  5884258  218827          x       none        x      0    0
DONALDSON                      COMMON           257651109  5597244  171800          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  5184317  109605          x       none        x      0    0
MICROSOFT                      COMMON           594918104  4918671  184082          x       none        x      0    0
CISCO                          COMMON           17275R102  4314311  223308          x       none        x      0    0
MERCK & CO INC                 COMMON           589331107  3976554  123726          x       none        x      0    0
STRYKER                        COMMON           863667101  3849144   79775          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3807695   74282          x       none        x      0    0
SUNCOR                         COMMON           867229106  3675405  103825          x       none        x      0    0
TEVA                           COMMON           881624209  3634709  121725          x       none        x      0    0
AGILENT                        COMMON           00846U101  2222213   92208          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1251246   32075          x       none        x      0    0
3M                             COMMON           88579Y101  1190015   14500          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1105608   16800          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   924408   22200          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   787203   16049          x       none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103    569011   12830          x       none        x      0    0
M&T                            COMMON           55261F104   528416    4900          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   489412    7717          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   439639   17160          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    296908   10684          x       none        x      0    0
GILLETTE CO.                   COMMON           375766102   277636    6200          x       none        x      0    0
HBC                            COMMON           404280406   255420    3000          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   248600    4000          x       none        x      0    0
HOME DEPOT                     COMMON           437076102   220111    5150          x       none        x      0    0
CITIGROUP                      COMMON           172967101   210691    4373          x       none        x      0    0


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